Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of movement in intangible assets

	Balance in December 2021	Additions/ Amortization	Write-offs	Transfers		Acquisitions of subsidiary (Note 1.2)	Balance in December 2022
					Capitalized interest
Total cost of intangible assets, gross	34,630,541	3,846,601	(3,200)	-	258,961	6,446,789	45,179,692
Right to use software	19,911,004	-	-	701,387		1,366,860	21,979,251
Authorizations	11,151,497	75,525	(3,200)	17,123		4,598,839	15,839,784
Goodwill	475,743	2,636,426	-	-		-	3,112,169
Infrastructure right-of-use - LT Amazonas	186,221	-	-	15,557		-	201,778
Other assets	333,116	-	-	5,001		481,090	819,207
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

Total Accumulated Amortization	(24,045,462)	(1,873,904)	3,200	-	-	(2,846,978)	(28,763,144)

Right to use software	(17,432,018)	(1,142,824)	-	-	-	(1,347,360)	(19,922,202)
Authorizations	(6,357,666)	(664,909)	3,200	-	-	(1,384,432)	(8,403,807)
Infrastructure right-of-use - LT Amazonas	(76,697)	(9,791)	-	-	-	-	(86,488)
Other assets	(179,081)	(56,380)	-	-	-	(115,186)	(350,647)

Total intangible assets, net	10,585,079	1,972,697	-	-	258,961	3,599,811	16,416,548
Right to use software (c)	2,478,986	(1,142,824)	-	701,387	-	19,500	2,057,049
Authorizations (f)	4,793,831	(589,384)	-	17,123	-	3,214,407	7,435,977
Goodwill (d)	475,743	2,636,426	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas (e)	109,524	(9,791)	-	15,557	-	-	115,290
Other assets	154,035	(56,380)	-	5,001		365,904	468,560
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

	Balance in December 2020	Additions/ Amortization	Write-offs	Transfers	Balance in December 2021

Total cost of intangible assets, gross	31,444,050	4,352,331	(1,165,840)	-	34,630,541
Right to use software	19,117,515	-	(112,626)	906,115	19,911,004
Authorizations	9,931,248	50,408	(1,737)	1,171,578	11,151,497
Goodwill (i)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas	177,866	-	-	8,355	186,221
Other assets	329,626	-	-	3,490	333,116
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

Total Accumulated Amortization	(22,416,975)	(1,739,937)	111,450	-	(24,045,462)
Right to use software	(16,378,487)	(1,164,210)	110,679	-	(17,432,018)
Authorizations	(5,816,241)	(542,196)	771	-	(6,357,666)
Infrastructure right-of-use - LT Amazonas	(67,966)	(8,731)	-	-	(76,697)
Other assets	(154,281)	(24,800)	-		(179,081)

Total intangible assets, net	9,027,075	2,612,394	(1,054,390)	-	10,585,079
Right to use software (c)	2,739,028	(1,164,210)	(1,947)	906,115	2,478,986
Authorizations (f)	4,115,007	(491,788)	(966)	1,171,578	4,793,831
Goodwill (d)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas (e)	109,900	(8,731)	-	8,355	109,524
Other assets	175,345	(24,800)	-	3,490	154,035
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

Schedule of amortization rates

Annual fee %

Software licenses	20
Authorizations	5–50
Right to use infrastructure	5
Other assets	7–10